Other income and other expenses (Tables)	12 Months Ended
Dec. 31, 2023
Other income and other expenses [Abstract]
Disclosure of Other Income and Other Expenses
	For the Year Ended December 31,
	2023	2022	2021
Other income
Gain on sale of property, plant and equipment	$100	$203,909	$25,863
Income on extraordinary maintenance			13,815,641
Expanses reimbursement	-	12,610,139	-
Land repurchase bonus	-	7,848,211	-
Rent	-	4,326,241	-
VAT revaluation	4,283,151	8,511,228	2,946,612
Insurance recovery	1,549,313	-	-
Key Money Amortization	1,705,089	-	-
Others	18,022,899	15,175	16,868,660

Total other income	$25,560,552	$33,514,903	$33,656,776

	For the Year Ended December 31,
	2023	2022	2021
Other expenses
Penalties on land acquisition	$-	$-	$(28,364,700)
Other expenses	(9,801,077)	(3,874,125)	(343,622)
Total other expenses	$(9,801,077)	$(3,874,125)	$(28,708,322)